Loans (Schedule Of Troubled Debt Restructurings Within The Previous 12 Months) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 number	Dec. 31, 2013 number
General C I [Member]
Financing Receivable, Modifications [Line Items]
Number	6	11
Recorded Investment	$ 869,000	$ 6,705,000
Income C R E [Member]
Financing Receivable, Modifications [Line Items]
Number	4	4
Recorded Investment	3,086,000	1,548,000
Residential C R E [Member]
Financing Receivable, Modifications [Line Items]
Number	0	1
Recorded Investment	0	33,000
Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number	7	13
Recorded Investment	485,000	604,000
R E Installment Loans [Member]
Financing Receivable, Modifications [Line Items]
Number	9	8
Recorded Investment	530,000	428,000
Commercial Financial And Industrial Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	6	11
Recorded Investment	869,000	6,705,000
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	4	5
Recorded Investment	3,086,000	1,581,000
Consumer Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	16	21
Recorded Investment	1,015,000	1,032,000
Credit Card And Other Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	2	17
Recorded Investment	4,000	65,000
Troubled Debt Restructurings That Subsequently Defaulted [Member]
Financing Receivable, Modifications [Line Items]
Number	31	71
Recorded Investment	6,102,000	17,215,000
Permanent Mortgage Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number	3	17
Recorded Investment	$ 1,128,000	$ 7,832,000